Debt (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings	519,950
Conversion of debt	1,069,402	1,454,635	3,387,480	1,033,500
Repayments	4,471,996
Balance	14,000		1,749,764	605,000
Secured Debt [Member]
Balance		187,500	187,500	0
Borrowings				187,500
Interest Rate				0.00%
Maturity				May 18, 2010 - May 26, 2010
Conversion of debt			(187,500)
Balance			$ 0	$ 187,500